Share-based Payments	12 Months Ended
Dec. 31, 2023
Share-based Payments
Share-based Payments

22.Share-based Payments

Overview

Lilium offers several share-based plans as summarized in the table below. All plans are equity-settled, except for success fees which are treated as cash-settled.

The table below summarizes the expense / (income) recorded for share-based payments in the year ended 31st December, 2023:

In € thousand	2023	2022	2021
Equity-settled
General population and executives – Employee Stock Option Program (ESOP)	1,298	7,942	29,286
General population – Restricted stock units (RSU)	5,156	4,977	77
General population and executives – Retention and Recognition (RNR)	925	—	—
Executives – Employee Stock Option Program (ESOP) special vesting	598	1,101	2,135
Executives – Restricted stock units (RSU)	4,273	3,259	1,178
Executives – Performance-based stock awards	2,368	(375)	2,296
Executives – Time-based stock options (TSO)	932	2,200	3,505
Share-based payment – Vendors	5,632	9,726	—
Executives – Equity-based annual bonus	1,357	—	—
Cash-settled
Executives - Success fees	—	(4,569)	9,872
Total expense	22,539	24,261	48,349

In August 2023, the nominal value of Lilium Class A shares was reduced from €0.12 to €0.01. Management chose to reduce the corresponding exercise price, where the exercise price equals the nominal value, accounted for as a modification of the affected awards. The modification resulted in additional expense of €495 thousand to the share-based payment reserve for the year. The modification to the agreements also details that where the exercise price is equal to the nominal amount, the exercise price will change in line with the change in the nominal amount.

The exercise price for new grants generally equals the nominal value and is thus significantly lower than the share price at grant date. Accordingly for new grants, the intrinsic value of the new shares granted has generally been used, i.e. the share price at grant date less the exercise price. Where another valuation method is used, the methodology is detailed below.

General population and Executives – standard Employee Stock Option Program (“ESOP”)

The Group maintains an Employee Stock Option Program (“ESOP”), originally established in 2017, which allows for the issuance of options to purchase Lilium shares to its employees, executives and certain advisors. Share options typically follow a vesting schedule over a four-year period. 25% will vest after the one-year anniversary of the applicable vesting commencement date (the “Cliff Period”) and then monthly thereafter on a graded vesting basis through the end of the vesting period. Individuals must continue to provide services to a Group entity to vest. Upon termination, all unvested options are forfeited. The options will expire on the 10th anniversary of the date on which vested options became exercisable. The Group has the right but no present obligation to settle the options in cash at its own discretion.

The expense recognized for participant services received during the year is shown in the following table:

In € thousand	2023	2022	2021
Expense arising from equity-settled share-based payment awards	1,298	7,942	29,286

This plan is now closed for new participants, therefore no options were granted during the year (2022: fair value of options granted of €17 thousand).

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, Lilium N.V. share options during the years:

Equity-settled options:

	2023		2022
	Number of	2023	Number of	2022
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	8,049,568	€0.00	19,573,307	€0.00
Granted during the year	—	—	5,714	€0.00
Forfeited during the year	(657,381)	€0.00	(1,188,512)	€0.00
Exercised during the year	(2,577,144)	€0.00	(10,318,085)	€0.00
Transferred to cash-settled	—	—	(22,856)	€0.00
Outstanding at December 31	4,815,043	€0.00	8,049,568	€0.00

Under the ESOP program, two external consultants were offered cash-settled options. These plans were due to be settled during 2023 provided the participants remained in continuous service until 31 July, 2023. Both participants have now forfeited their remaining shares due to no longer remaining in continuous service with Lilium.

Cash-settled options:

	2023		2022
	Number of	2023	Number of	2022
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	5,714	€0.00	—	—
Forfeited during the year	(5,714)	€0.00	—	—
Exercised during the year	—	—	(17,142)	€0.00
Transferred from equity-settled	—	—	22,856	€0.00
Outstanding at December 31	—	—	5,714	€0.00

The exact WAEP for all options is €1 divided by 2,857, which is 0.00035 and rounded to nil. The Group waived the employee’s liability for the share capital. The weighted-average remaining contractual life is 9.6 years.

Total options that vested during the year were 1,351,378 options (2022: 979,661 options). The weighted average share price for options exercised during 2023 was €0.99 (2022 : €2.52).

As of December 31, 2023, 4,661,231 options (2022: 7,043,620) are vested and are exercisable at the request of the employee with a WAEP of €0.00.

General population – Restricted Stock Units (“RSU”)

The Group started offering Restricted Stock Units to its employees in 2021 based on their grade. Upon vesting, the plan participants are eligible to acquire shares at a nominal value of €0.01 (until July 30, 2023: €0.12). There are several vesting schedules with differing installment periods. The RSU are settled in shares of Lilium N.V., and hence are accounted as equity-settled awards. The vesting periods are between 1 to 4 years depending on terms of the grant agreement, with a 12-month cliff period. Upon termination, the employee is entitled to the vested portion of the RSU. All unvested RSU are forfeited. The Group has the right but no present obligation to settle the options in cash at its own discretion.

The expense recognized for participant services received during the years is shown in the following table:

In € thousand	2023	2022	2021
Expense arising from equity-settled RSU	5,156	4,977	77

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, RSU during the years ended December 31, 2023 and 2022:

	2023		2022
	Number of	2023	Number of	2022
(in units)	RSU	WAEP	RSU	WAEP
Outstanding at January 1	4,275,098	€0.12	162,800	€0.12
Assigned during the year	6,826,462	€0.01	4,886,077	€0.12
Exercised during the year	(2,473,089)	€0.05	(638,470)	€0.12
Forfeited during the year	(888,909)	€0.04	(135,309)	€0.12
Outstanding at December 31	7,739,562	€0.01	4,275,098	€0.12

6,826 thousand RSU (2022: 4,886 thousand) were granted during the year. As RSU are exercised on vesting, none of the RSU were exercisable as of December 31, 2023 (2022: None). The weighted average remaining contractual life of RSU outstanding at the end of 2023 is 1.03 years (2022: 0.58 years). During the year the exercise price was reduced from € 0.12 to € 0.01 resulting in additional expense of € 368 thousand for the period. The weighted average fair value of RSU granted during the year is €1.12 (2022: €1.92). The weighted average share price for options exercised during 2023 was €0.82 (2022: €2.40).

General population and Executives – Retention and Recognition (“RNR”)

The Group offered RNR plans to certain members of staff in 2023, both in the executive and general population pools. The participants were eligible to RSU subject to the group achieving certain liquidity targets in 2023. The targets were assessed at monthly intervals during 2023, with the last measurement of the liquidity position taking place on 1 January 2024. As a result of the final measurement, 50% of the RSU were granted and the remaining 50% were forfeited.

The granted RSU are subject to continuous service. The vesting is as follows; 33% as soon as practicable on the achievement of the targets, however, no sooner than October 2023, 33% on the first anniversary of the achievement of the targets, 34% at the earlier of the second anniversary of the achievement of the targets or the first manned flight of the Group’s type conforming aircraft. As for almost all grants under the executive incentive program, an alternative settlement in cash is at the discretion of the company.

The expense recognized for participant services received during the years is shown in the following table:

In € thousand	2023	2022	2021
Expense arising from equity-settled RNR	925	—	—

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, RNR during the year ended December 31, 2023:

	2023		2022
	Number of	2023	Number of	2022
(in units)	RNR	WAEP	RNR	WAEP
Outstanding at January 1	—	—	—	—
Assigned during the year	2,432,424	€0.01	—	—
Exercised during the year	(405,401)	€0.01	—	—
Forfeited during the year	(1,216,207)	€0.01	—	—
Outstanding at December 31	810,816	€0.01	—	—

2,432 thousand RNR (2022: n/a) were granted during the year. As of December 31, 2023 no RNR are exercisable (2022: n/a). The weighted average remaining contractual life of RNR outstanding at the end of 2023 is 1.2 years (2022: n/a). The weighted average fair value of RNR granted during the year is €1.49 (2022: n/a). The weighted average share price for options exercised during 2023 was €0.61 (2022: n/a).

Executives – Employee Stock Option Program (“ESOP”) special vesting

Some executives have received ESOP comparable with the general ESOP program, but with individual conditions in respect to the vesting scheme and with different exercise prices.

The expense recognized for participant services received during the year is shown in the following table:

In € thousand	2023	2022	2021
Expense arising from equity-settled share-based payment awards	598	1,101	2,135

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, Lilium N.V. share options during the years:

	2023		2022
	Number of	2023	Number of	2022
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	728,020	€6.94	1,888,477	€7.90
Granted during the year	—	—	—	—
Forfeited during the year	(302,327)	€8.50	(1,160,457)	€8.50
Outstanding at December 31	425,693	€5.85	728,020	€6.94

Total options in Lilium N.V. shares vested during the year were 93,718 options (2022: 430,431 options). As of December 31, 2023, 322,840 (2022: 531,449) of the options granted under the ESOP plan have vested and are available to be exercised, with a WAEP of €0.00. The weighted average remaining contractual life of the ESOP option outstanding at the end of 2023 is 11.6 years (2022: 11.4 years). The range of exercise prices for the outstanding ESOPs are between €0.00-€8.47 in 2023 (2022: €0.00-€8.90).

Executives – Restricted Stock Units (“RSU”)

The Group offered RSU of Lilium N.V. to executives, they are accounted for as equity-settled awards. RSU are exercisable with a nominal amount of €0.01 (July 30, 2022: €0.12) per share. All RSU are subject to participants’ continuous service, additionally upon termination of employment, all unvested RSU are forfeited. The range for vesting periods for executive RSU’s are between 1-4 years. The Group has the right but no present obligation to settle the options in cash at its own discretion.

The expense recognized for participant services received during the year is shown in the following table:

In € thousand	2023	2022	2021
Expense arising from equity-settled RSU	4,273	3,259	1,178

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, RSU during the years ended December 31, 2023 and 2022:

	2023		2022
	Number of	2023	Number of	2022
(in units)	RSU	WAEP	RSU	WAEP
Outstanding at January 1	2,324,725	€0.12	1,050,913	€0.12
Granted during the year	4,931,937	€0.01	1,699,411	€0.12
Forfeited during the year	(438,570)	€0.03	(134,400)	€0.12
Exercised during the year	(1,178,419)	€0.03	(291,199)	€0.12
Outstanding at December 31	5,639,673	€0.01	2,324,725	€0.12

There were 4,932 thousand shares (2022: 1,699 thousand) granted under the executive RSU plan during 2023. The weighted average remaining contractual life of RSU outstanding at the end of 2023 is 1.2 years (2022: 1.5 years).

During the year the exercise price was reduced from €0.12 to €0.01 resulting in additional expense of €127 thousand for the period. The weighted average fair value of options granted during the period was €1.37 (2022: €1.67). The weighted average share price for options exercised during 2023 was €1.30 (2022: €1.66).

Executives – Performance-based stock awards

The Group offers performance-based stock plans to executives. These options vest and are exercisable upon the satisfaction of both the service-based vesting condition and the performance-based vesting condition. The Group has the right but no present obligation to settle the options in cash at its own discretion.

The service-based vesting conditions are between 4-5 years. The maximum term of options granted is 10 years from the date of grant for PSO, PSU are exercised immediately on vesting.

For performance-based stock options (“PSO”), the performance-based vesting condition will be satisfied when the Group earns its first dollar or any equivalent currency of revenue recognized in the Group’s consolidated financial statements directly from providing service to a customer by the operation of its own developed and certified aircraft by either the European Union Aviation Safety Agency or the Federal Aviation Administration and the customer has also paid for such services. The fair value of PSO has been determined using the Black-Scholes option pricing model.

For performance-based stock units (“PSU”), the performance-based vesting condition is based on peer related performance, tested 3 years after grant date. The PSU have a performance objective based on total shareholder returns (TSR) against 34 peer group companies. To obtain 100% Lilium would have to finish in the top 8 of the peer group for TSR. Based on current market conditions and expected performance, Lilium expects to fully meet this target. As a result, the PSU were treated as 100% of granted amount. The performance test is completed at the end of the third year. The fair value of PSU are calculated using the intrinsic value, which is share price at grant minus exercise price (€0.01).

The expense / (income) recognized for participant services received during the years is shown in the following table:

In € thousand	2023	2022	2021
Expense / (income) arising from performance-based stock awards	2,368	(375)	2,296

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share awards during the years ended December 31, 2023 and 2022:

	2023		2022
	Number of	2023	Number of	2022
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	3,596,721	€7.94	7,036,501	€8.15
Granted during the year	657,608	€0.01	1,272,059	€9.45
Forfeited during the year	—	—	(4,711,839)	€8.66
Outstanding at December 31	4,254,329	€6.71	3,596,721	€7.94

There were 657,608 new awards granted on this plan in 2023 (2022: 1,272 thousand). The awards in 2023 have been solely PSU (2022: solely PSO). No awards (2022: no awards) are exercisable as of December 31, 2023. The weighted average remaining contractual life of the performance-based plans outstanding at the end of 2023 is 8.5 years (2022: 9.5 years). The weighted average fair value of awards granted during 2023 was €1.54 (2022: €1.14). The range of exercise prices for the outstanding PSO are between €7.11-€9.71 in 2023 (2022: €7.11-€9.71). The exercise prices for the outstanding PSU are €0.01 in 2023 (2022: n/a).

Executives – Time-based stock options (“TSO”)

In 2022, the group offered time-based stock options for three participants. Time-based stock options are settled in shares of Lilium N.V. and are treated as equity-settled. The options vest in equal quarterly installments commencing April 19, 2022 (with one year cliff) or October 31, 2022 and ending April 1, 2026 or July 31, 2026, subject to participants’ continuous service in the Group. These options can be exercised until expiration or until 90 days after the participant ceases to be an employee. The maximum term of options granted is 10 years from date of grant. As for almost all grants under the executive incentive program, an alternative settlement in cash is at the discretion of the company.

Upon termination, the participants are entitled to the vested portion of the options. All unvested options are forfeited.

In 2023, one participant left the Company, and 31% of this participant’s options had vested by December 31, 2022 with the remainder forfeited in 2022 as it was known the participant was due to leave.

The expense recognized for participant services received during the years is shown in the following table:

In € thousand	2023	2022	2021
Expense arising from time-based stock options	932	2,200	3,505

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the years ended December 31, 2023 and 2022:

	2023		2022
	Number of	2023	Number of	2022
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	3,107,488	€4.07	2,951,000	€7.25
Granted during the year	—	—	2,199,488	€2.76
Forfeited during the year	—	—	(2,043,000)	€7.25
Outstanding at December 31	3,107,488	€4.07	3,107,488	€4.07

There were no new options granted on this plan in 2023 (2022: 2,199 thousand). 1,643 thousand stock options (2022: 908 thousand options) are exercisable as of December 31, 2023. The weighted average remaining contractual life of time-based stock options outstanding at the end of 2023 is 8.5 years (2022: 9.5 years).

The range of exercise prices for the outstanding TSO are between €2.30-€7.25 in 2023 (2022: €2.30-€7.25).The weighted average fair value of options granted in 2022 was €1.21.

Executives – Success fees

The Group had granted success fees to certain key management personnel for successful fundraising. The success fees had been treated as cash-settled.

All success fee arrangements were terminated in the fourth quarter of 2022. The termination was a result of the participant’s completion of their service with the Group. No further share-based payment success fees were granted to executives in 2023.

The (income) / expense recognized for participant services received during the years is shown in the following table:

In € thousand	2023	2022	2021
(Income) / expense for success fees	—	(4,569)	9,872
Total (Income) / expense	—	(4,569)	9,872

The remaining liability of €1,003 thousand was paid in 2023. As of December 31, 2023, the liability is nil (2022: €1,003 thousand).

Share-based payment – Executive bonuses

During the year ended December 31, 2023, certain executives of the Group were issued Lilium N.V. Class A shares in lieu of cash bonuses pursuant to a resolution by the Compensation Committee approving such arrangement in March 2023. These bonuses amounting to €225 thousand were accrued in December 31, 2022, and in 2023 have been transferred to other capital reserves and subscribed capital.

In 2023, the Group offered a new bonus plan for the executives. The new plan is designed with a combination of financial, operational, and strategic measures which support the delivery of Group’s long term strategic plan. The targets and metric are set on an annual basis by the Chief Executive Officer and agreed with the Compensation Committee. The remuneration will either be cash-settled or equity-settled, subject to the discretion of the Group’s Compensation Committee. The Group has the final choice of settlement and there is no present obligation to settle in cash, therefore the bonus is recorded as an equity-settled share-based payment.

The Group considers the cash value of the bonus award to be the fair value of the award issued. Consequently, €1,357 thousand (2022: nil) was recorded in other capital reserves.

Share-based payment – Vendors

In November 2022, the Group entered into a Share Issuance Agreement with a third-party vendor, with the option at the Group’s discretion to pay for the IT services to be rendered by the vendor either via the issuance of 3,101,523 units of Class A shares of Lilium N.V. or cash of US$4,500 thousand. The Group has opted to settle the invoiced amount via issuance of shares and have recognized an expense in 2022 amounting to €4,558 thousand. The settlement by way of issuing 3,101,523 Class A shares occurred in 2023.

During 2023, the Group amended its contract with the same vendor to settle the first part of the 2023 annual subscription in relation to cloud services provided by the vendor at the Group’s discretion either via the issuance of 4,672,897 Class A Shares or cash of US $5,000 thousand. The Group opted to settle the invoiced amount of €4,674 thousand (US$5,000 thousand) via issuance of shares pursuant to a share issuance agreement. Further, the Group had the option to settle the remaining part of the annual subscription of US$5,000 thousand in either cash or shares in second half of 2023. The Group issued 5,000 thousand Class A shares to settle the balance.

The amounts are accounted for as equity-settled share-based payments and expenditure of €5,632 thousand (2022: €9,726 thousand) has been recognized in the consolidated statement of operations.

In November 2022, the Group entered into share-based payment arrangements with two third-party vendors as part of the 2022 PIPE transaction in exchange for prepayment of the goods and services to the vendors amounting to €19,502 thousand. The prepayment value was deemed to be the fair value of the securities issued. There were no further share-based payment PIPE transactions during 2023.

Advisors – Strategic Collaboration Agreement (Azul Warrants)

In 2021 Lilium executed a term sheet in which Lilium agreed to enter into negotiations with Brazilian airline Azul S.A. and Azul Linhas Aereas Brasileiras S.A. (collectively, “Azul”) to establish a strategic collaboration whereby Azul and Lilium will negotiate contracts to buy a certain number of Lilium Jets. The term was extended in 2023. Except for the up-front warrants (“Azul Warrants”), the term sheet is legally non-binding. As of the date these consolidated financial statements were approved, no contracts with respect to the acquisition of Lilium Jets or any other collaboration have been executed.

The Azul Warrants are within the scope of IFRS 2 Share-Based Payment as they were granted in contemplation of signing a service agreement to explore the feasibility of eVTOL in Brazil and are expected to be settled in our Class A shares. In consideration of the commercial collaboration, Lilium agreed to use all efforts to grant Azul the warrants to purchase up to 8,000,000 Class A shares at an exercise price of €0.12 per share, consisting of

(i)	Azul Warrants to purchase 1,800,000 Class A shares, which were issued on a fully vested basis on October 22, 2021, granted upon the signing of term sheet and
(ii)

subject to the execution of definitive agreements and legally non-binding, warrants to purchase additional 6,200,000 Class A shares (“Azul Additional Warrants”), which are expected to vest in three tranches. These warrants are subject to the execution of the above-mentioned definitive agreements and legally non-binding. As of December 31, 2023 they have not yet been granted.

The Azul Warrants entitle Azul to purchase 1,800,000 Class A shares at an exercise price of €0.12 per share. The Azul Warrants will expire on October 22, 2026 (“Expiration Date”), five years after their issuance. The warrants and any Class A shares issuable upon exercise of the warrants may not be transferred until the twelve-month anniversary of issuance (the “Lockup”).

Lilium has the option to settle the awards in shares or cash. The Azul Warrants are accounted for as equity-settled awards, as Lilium had no present obligation to settle the awards in cash. They are considered fully vested once both parties signed the term sheet, which occurred on July 31, 2021. After that date, no services were required to be provided by Azul for the warrants to vest thereafter. Due to the unique nature of the services provided by Azul, Lilium considered direct measurement of the services provided unreliable and referred to the fair value of the Azul Warrants to indirectly measure the compensation arrangement. The 1,800,000 warrants have been expensed as of July 31, 2021 based on a hybrid valuations model, using different scenarios and a deduction of 5% for the lack of marketability at this point of time. For the valuation of the share price, multiple connected Black-Scholes models have been used and for the IPO scenario a simplified valuation based on past financing rounds. The General & Administration expense (professional fees) amount of €13,030 thousand was posted directly into other capital reserves in 2021.

The Azul Warrants have not been exercised by Azul as of December 31, 2023.